Subsequent Events - Additional Information (Details) - $ / shares					3 Months Ended	12 Months Ended
	Jun. 08, 2021	May 03, 2021	Mar. 05, 2021	Mar. 01, 2021	May 31, 2021	Feb. 28, 2021
Subsequent Event [Line Items]
Warrants outstanding					29,079,972	29,079,972
Series 1 RCUs
Subsequent Event [Line Items]
Common stock conversion price					$ 13.50	$ 13.50
Number of days volume-weighted Average Price					5 days	5 days
Class V Common Stock | E2open Holdings, LLC
Subsequent Event [Line Items]
Conversion of stock, shares issued					1	1
Private Placement
Subsequent Event [Line Items]
Warrants outstanding					10,280,000	10,280,000
Forward Purchase Warrants
Subsequent Event [Line Items]
Warrants outstanding						5,000,000
Executive Officer
Subsequent Event [Line Items]
Options available for grant				2,380,902
Exercise price				$ 9.77
Senior Management
Subsequent Event [Line Items]
Options available for grant		202,418
Exercise price		$ 10.86
Options vesting		3 years
Subsequent Event | E2open Holdings, LLC
Subsequent Event [Line Items]
Conversion of stock, shares issued	4,379,557
Subsequent Event | Series 1 RCUs
Subsequent Event [Line Items]
Conversion of stock, shares converted	4,379,557
Subsequent Event | Class V Common Stock
Subsequent Event [Line Items]
Conversion of stock, shares issued	4,379,557
Subsequent Event | Series B-1 common stock
Subsequent Event [Line Items]
Common stock conversion price	$ 13.50
Conversion of stock, shares converted	8,120,367
Common stock, terms of conversion, description	Series B-1 common stock to automatically convert into our Class A Common Stock on a one-to-one basis
Subsequent Event | Class A
Subsequent Event [Line Items]
Number of days volume-weighted Average Price	5 days
Conversion of stock, shares issued	8,120,367
Business combination related to common stock authorized			215,045,300
Warrants outstanding			15,280,000
Subsequent Event | Warrants
Subsequent Event [Line Items]
Warrants outstanding			15,280,000
Subsequent Event | Private Placement
Subsequent Event [Line Items]
Warrants outstanding			10,280,000
Subsequent Event | Forward Purchase Warrants
Subsequent Event [Line Items]
Warrants outstanding			5,000,000
Subsequent Event | Executive Officer
Subsequent Event [Line Items]
Options available for grant				2,380,902
Exercise price				$ 9.77
Subsequent Event | Senior Management
Subsequent Event [Line Items]
Options available for grant				202,418
Exercise price				$ 10.86
Organic growth target				1 year
Options vesting				3 years